Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

17. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2015	2014	2013
Germany	$134.193	$243.684	$234.336
United States	1.440.040	1.262.570	1.254.690
Other	361.039	337.152	358.609
	$1.935.272	$1.843.406	$1.847.635

Income tax expense (benefit) for the years ended December 31, 2015, 2014, and 2013, consisted of the following:

	2015	2014	2013
Current:
Germany	$72.231	$72.613	$81.117
United States	458.780	270.676	387.017
Other	138.588	141.291	116.186
	669.599	484.580	584.320

Deferred:
Germany	(45.813)	(22.651)	(33.106)
United States	(12.693)	152.423	47.298
Other	11.030	(30.754)	(6.500)
	(47.476)	99.018	7.692
	$622.123	$583.598	$592.012

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 29.62%, 29.20% and 29.16% for the fiscal years ended December 31, 2015, 2014, and 2013, respectively.

	2015	2014	2013

Expected corporate income tax expense	$573.228	$538.275	$538.770
Tax-free income	(35.715)	(44.658)	(68.558)
Income from equity method investees	(14.272)	(5.476)	(4.869)
Tax rate differentials	126.263	148.294	132.977
Nondeductible expenses	36.406	25.161	20.564
Taxes for prior years	19.969	(25.247)	(6.389)
Change in valuation allowance	(2.571)	6.284	3.154
Noncontrolling partnership interests	(109.470)	(81.594)	(55.023)
Tax on divestitures	14.953	-	-
Other	13.332	22.559	31.386
Actual income tax expense	$622.123	$583.598	$592.012
Effective tax rate	32,1%	31,7%	32,0%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2015 and 2014, are presented below:

	2015	2014
Deferred tax assets:
Accounts receivable	$8.850	$7.007
Inventories	11.503	9.424
Intangible assets	7.967	6.876
Property, plant and equipment and other non-current assets	28.476	22.268
Accrued expenses and other liabilities	372.365	285.333
Pension liabilities	151.732	170.659
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	131.640	138.934
Derivatives	1.317	10.912
Stock-based compensation	3.173	11.934
Other	4.018	12.407
Total deferred tax assets	$721.041	$675.754
Less: valuation allowance	(34.654)	(49.479)
Net deferred tax assets	$686.387	$626.275

Deferred tax liabilities:
Accounts receivable	$43.664	$40.453
Inventories	8.318	10.316
Intangible assets	686.650	704.391
Property, plant and equipment and other non-current assets	129.835	163.286
Accrued expenses and other liabilities	5.575	10.368
Derivatives	5.488	4.177
Other	242.524	146.274
Total deferred tax liabilities	1.122.054	1.079.265
Net deferred tax assets (liabilities)	$(435.667)	$(452.990)

The item “Other” includes the deferred tax liability in the amount of $86,790 related to the recognized insurance recoveries in relation to the NaturaLyte® and GranuFlo® agreement in principle. For further information, see Note 19 “Commitments and Contingencies – Commercial Litigation”.

The valuation allowance decreased by $14,825 in 2015 and increased by $916 in 2014.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which we operate, and expire as follows:

2016	$16.775
2017	16.411
2018	22.130
2019	27.396
2020	17.430
2021	5.187
2022	8.585
2023	4.144
2024	18.243
2025 and thereafter	4.819
Without expiration date	81.370
Total	$222.490

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2015.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign corporate joint ventures that will not be reinvested. At December 31, 2015, the Company provided for $9,273 (2014: $11,426) of deferred tax liabilities associated with earnings that are likely to be distributed in 2016 and the following years. Provision has not been made for additional taxes on $7,463,853 (2014: $6,622,324) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2006 through 2013 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. Fiscal years 2014 until 2015 are open to audit.

In the U.S., the tax years 2011 and 2012 are currently under audit by the tax authorities. Fiscal years 2013 until 2015 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (excluding interest)	2015	2014	2013

Balance at January 1,	$166.108	$199.924	$225.198
Increases in unrecognized tax benefits prior periods	30.973	35.584	25.260
Decreases in unrecognized tax benefits prior periods	(20.244)	(21.143)	(11.445)
Increases in unrecognized tax benefits current period	-	12.600	10.062
Changes related to settlements with tax authorities	(6.762)	(60.872)	(52.325)
Reductions as a result of a lapse of the statute of limitations	(1.300)	-	-
Foreign currency translation	(19.486)	15	3.174
Balance at December 31,	$149.289	$166.108	$199.924

Included in the balance at December 31, 2015 were $147,412 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in unrecognized tax benefits.

During the year ended December 31, 2015 the Company recognized expense of $11,478 and in 2014 benefit of $13,986 and in 2013 expense of $2,155 for interest and penalties. At December 31, 2015 and December 31, 2014 the Company had a total accrual of income tax related interest and penalties of $27,029 and $1,397, respectively.